Concentrations (Tables)	6 Months Ended
Jun. 30, 2013
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Three Months Ended June 30,				Six Months Ended June 30,
	2013		2012		2013		2012

Customer A	$125,000	51%	$—	—	$208,333	49%	$—	—
Customer B	$77,519	31%	$—	—	$161,242	38%	$—	—
Customer C	$26,870	11%	$—	—	$26,870	6%	$—	—
Customer D	$—	—	$7,650	38%	$—	—	$7,650	8%
Customer E	$—	—	$4,229	21%	$—	—	$9,251	10%
Customer F	$—	—	$3,750	19%	$—	—	$16,475	18%
Customer G	$—	—	$2,819	14%	$—	—	$2,819	3%
Customer H	$—	—	$—	—	$—	—	$27,754	30%
Customer I	$—	—	$—	—	$—	—	$15,000	16%